RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Related Party Transaction [Line Items]
Accrued expenses	$ 48,359	$ 46,387
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Trade payables	491		$ 257
Accrued expenses	$ 113		$ 725